Consolidated Interim Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 5,514	$ 4,953
Short-term investments	182	53
Accounts receivable	2,325	2,358
Other financial assets	495	53
Inventories	5,242	4,605
Recoverable taxes	1,335	1,100
Other	493	359
Current assets excluding assets held for sale	15,586	13,481
Non-current assets held for sale	1,999
Total current assets	17,585	13,481
Non-current assets
Judicial deposits	598	537
Other financial assets	424	231
Recoverable taxes	1,528	1,297
Deferred income taxes	8,975	8,244
Other	1,476	1,317
Total non-current assets excluding investments, intangible assets and property, plant and equipment	13,001	11,626
Investments in associates and joint ventures	4,784	4,547
Intangibles	10,720	10,514
Property, plant, and equipment	44,293	39,984
Total non current assets	72,798	55,045
Total assets	90,383	80,152
Current liabilities
Suppliers and contractors	5,454	4,234
Loans and borrowings	685	1,020
Leases	175	147
Other financial liabilities	1,045	1,272
Taxes payable	1,020	574
Settlement program ("REFIS")	412	353
Liabilities related to Brumadinho	900	714
Liabilities related to associates and joint ventures	1,449	1,844
De-characterization of dams and asset retirement obligations	945	833
Provisions for litigation	154	119
Employee benefits	790	1,012
Dividends payable		330
Other	700	638
Current liabilities excluding assets held for sale	13,729	13,090
Liabilities associated with non-current assets held for sale	740
Total current liabilities	14,469	13,090
Non-current liabilities
Loans and borrowings	16,461	13,772
Leases	524	566
Participative shareholders' debentures	2,454	2,217
Other financial liabilities	2,204	2,347
Settlement program ("REFIS")	971	1,007
Deferred income taxes	127	445
Liabilities related to Brumadinho	1,229	1,256
Liabilities related to associates and joint ventures	1,830	1,819
De-characterization of dams and asset retirement obligations	5,256	4,930
Provisions for litigation	896	894
Employee benefits	1,170	1,118
Streaming transactions	2,000	1,882
Other	283	281
Total non current liabilities	35,405	32,534
Total liabilities	49,874	45,624
Equity
Equity attributable to Vale S.A.'s shareholders	39,264	33,406
Equity attributable to noncontrolling interests	1,245	1,122
Total equity	40,509	34,528
Total liabilities and equity	$ 90,383	$ 80,152